Changes in Accumulated Other Comprehensive Income After Tax (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	₨ 10,826.4		₨ (11,590.4)
Net unrealized gain/(loss) arising during the period	4,803.2		22,281.8
Amounts reclassified to income	(4,114.3)		135.0
Ending Balance	11,515.3	$ 173.8	10,826.4
Accumulated Net Unrealized Investment Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	10,259.0		(12,064.9)
Net unrealized gain/(loss) arising during the period	4,562.9		22,188.9
Amounts reclassified to income	(4,114.3)		135.0
Ending Balance	10,707.6	161.6	10,259.0
Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	567.4		474.5
Net unrealized gain/(loss) arising during the period	240.3		92.9
Amounts reclassified to income	0.0		0.0
Ending Balance	₨ 807.7	$ 12.2	₨ 567.4